BALANCE SHEET COMPONENTS - Estimated Future Amortization Expense (Details) $ in Thousands	Jan. 03, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2021	$ 253
2022	132
2023	43
2024	14
2025	8
Thereafter	6
Total future amortization expense	$ 456